UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

             Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 123.8%

New York — 123.8%

Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$355	$426,920

County/City/Special District/School District — 22.5%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	725	825,877
5.00%, 08/01/30	1,000	1,096,050
City of New York, GO:
Series A-1, 5.00%, 08/01/35	200	212,616
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	486,235
Sub-Series F-1, 5.00%, 04/01/43	930	1,039,349
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(a)	1,000	195,980
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,335	1,476,590
5.00%, 11/15/45	1,250	1,378,500
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,000	431,990
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,471
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	775	871,449
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	570	574,965
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	555	619,036
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	845	936,775
Series A-2, 5.00%, 08/01/38	240	269,731
Sub-Series B-1, 5.00%, 11/01/35	425	469,366
City of New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	665,278
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	475	544,987
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	240	263,959

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	$615	$665,147
5.75%, 02/15/47	385	412,173
Hudson Yards Infrastructure Corp., Refunding RB:
Fiscal 2017, Series A, 5.00%, 02/15/42	745	826,801
Series A, 5.00%, 02/15/39	595	663,931
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,345	1,422,741
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,000	1,066,190
4, 5.00%, 11/15/44	1,250	1,323,988
7 Class 1, 4.00%, 09/15/35	1,100	1,136,520
5.75%, 11/15/51	545	595,178

		20,621,873

Education — 34.1%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	274,743
Ethical Culture Fieldston School Project, 5.00%, 06/01/33	300	333,285
Ethical Culture Fieldston School Project, 5.00%, 06/01/35	350	387,313
Manhattan College Project, 5.00%, 08/01/47	135	147,685
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	754,246
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	189,175
4.00%, 12/01/34	130	130,619
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	488,673
American Museum of Natural History, 5.00%, 07/01/41	500	554,225
Wildlife Conservation Society, 5.00%, 08/01/42	410	447,064

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	$1,645	$1,711,211
Series B, 4.00%, 08/01/35	230	234,731
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	200	214,424
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	655,649
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	115	128,730
5.00%, 07/01/48	175	194,990
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	217,879
4.00%, 07/01/46	375	379,339
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/39	1,500	1,579,080
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	500	538,505
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	400	451,276
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/29	500	575,335
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	180	187,029
5.00%, 07/01/42	115	118,908
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	539,815
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	250	267,748

Security	Par (000)	Value

Education (continued)
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	$1,000	$1,040,560
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,081,660
5.00%, 07/01/44	500	537,935
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	323,007
Education, Series B, 5.75%, 03/15/19(b)	600	606,666
Fordham University, Series A, 5.00%, 07/01/21(b)	500	538,505
New School (AGM), 5.50%, 07/01/20(b)	350	369,397
New York University, Series B, 5.00%, 07/01/37	500	541,950
Rochester Institute of Technology, 5.00%, 07/01/40	550	571,527
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	600	623,580
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,000	1,061,700
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	415	465,622
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	200	224,718
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,269,912
Cornell University, Series A, 5.00%, 07/01/40	250	260,023
Fordham University, 5.00%, 07/01/44	640	690,579
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,525,342
New York University, Series A, 5.00%, 07/01/37	745	807,505
Pratt Institute, Series A, 5.00%, 07/01/44	500	540,830
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,500	1,682,085
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	600	672,006

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	$450	$483,286
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	545	611,664
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	255	286,533
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	342,026
Adelphi University Project, 5.00%, 10/01/35	310	343,771
Hofstra University Project, 5.00%, 07/01/47	100	110,092

		31,314,158

Health — 11.5%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	541,175
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/30	500	527,955
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	550	552,024
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	194,592
5.00%, 12/01/46	320	344,787
Series A, 5.00%, 12/01/37	850	907,324
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	725	774,619
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	160,901
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	943,321

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	$250	$265,785
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	517,100
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 05/01/21(b)	1,500	1,606,725
5.25%, 05/01/21(b)	1,840	1,981,698
5.00%, 05/01/43	1,140	1,228,749

		10,546,755

Housing — 6.5%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	993,809
5.00%, 07/01/33	400	428,824
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	513,705
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(c)	1,395	1,418,464
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	750	821,288
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	478,468
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	330	333,346
Affordable M/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	110,839
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	880	892,285

		5,991,028

State — 14.0%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	1,000	1,004,330

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	$1,160	$1,180,369
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	540	556,308
Sub-Series B-1, 5.00%, 11/15/31	750	835,252
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	750	845,550
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	560	627,598
Bid Group 3, Series A, 5.00%, 03/15/39	760	859,279
Bid Group 3, Series A, 5.00%, 03/15/43	265	297,370
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,071,050
General Purpose, Series B, 5.00%, 03/15/42	1,400	1,494,934
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	90	100,657
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	670	677,986
Series A, 5.00%, 03/15/36	440	495,440
Series A, 5.00%, 02/15/42	500	553,400
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	570	643,798
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	550,425
5.00%, 03/15/32	1,000	1,095,740

		12,889,486

Tobacco — 1.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	270	272,179
Series B, 5.00%, 06/01/45	300	308,295
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	302,244
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	285	260,980

		1,143,698

Security	Par (000)	Value

Transportation — 16.6%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	$265	$291,569
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	575	624,985
Series A-1, 5.25%, 11/15/23(b)	270	310,036
Series D, 5.25%, 11/15/21(b)	440	481,386
Series E, 5.00%, 11/15/38	650	696,670
Metropolitan Transportation Authority, Refunding RB:
Green Bond, SubSeries B-1, 5.00%, 11/15/51	480	529,214
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	526,125
Series C-1, 5.00%, 11/15/36	1,020	1,121,612
Series D, 5.25%, 11/15/21(b)	1,560	1,706,733
Series D, 5.25%, 11/15/23(b)	750	861,210
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	270,066
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	365	399,518
5.25%, 01/01/56	210	229,547
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	270,812
General, Series I, 5.00%, 01/01/37	1,325	1,401,863
General, Series I, 5.00%, 01/01/42	425	447,351
General, Series K, 5.00%, 01/01/32	750	833,160
Series L, 5.00%, 01/01/33	90	102,899
Series L, 5.00%, 01/01/34	140	159,354
Series L, 5.00%, 01/01/35	170	192,787
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	313,202
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	635	382,378
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,095,770
General, Series A, 5.25%, 11/15/45	370	420,324
Sub-Series A, 5.00%, 11/15/29	1,485	1,641,638

		15,310,209

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities — 16.8%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	$1,000	$1,077,330
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,104,690
City of New York Water & Sewer System, Refunding RB:
Series EE, 5.00%, 06/15/40	700	788,193
Water & Sewer System, 2nd General Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/38	1,000	1,137,160
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	274,520
Long Island Power Authority, RB:
5.00%, 09/01/38	625	705,094
General, 5.00%, 09/01/47	950	1,046,691
General, Electric Systems, 5.00%, 09/01/42	290	320,433
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	535,575
General, Electric Systems, Series C (CIFG), 5.25%, 09/01/29	1,000	1,184,580
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/46	140	153,530
Electric Systems, Series A (AGC), 5.75%, 04/01/19(b)	1,690	1,711,868
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	2,000	2,034,460
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	635	704,494
Subordinated SRF Bonds, 5.00%, 06/15/48	460	519,883
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,075,610
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,000	1,091,760

		15,465,871

Total Municipal Bonds — 123.8% (Cost — $110,005,119)		113,709,998

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 42.9%
County/City/Special District/School District — 12.6%
City of New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(b)(e)	$64	$64,105
Sub-Series C-3 (AGC), 5.75%, 08/15/28(e)	936	943,835
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,078,445
Sub-Series I-1, 5.00%, 03/01/36	250	276,084
Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,790	1,868,697
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	564,623
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,628,062
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(b)	1,114	1,198,843
5.75%, 02/15/47	686	737,492
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,085	2,241,236

		11,601,422
Education — 2.3%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/35	1,999	2,126,531

State — 5.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,116,030
4.00%, 10/15/32	1,500	1,590,008
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	1,000	1,164,445
General Purpose, Series C, 5.00%, 03/15/41	750	791,179

		4,661,662

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 11.5%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$3,495	$3,775,399
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	735	820,642
Consolidated, 210th Series, 5.00%, 09/01/48	1,900	2,136,788
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	855,042
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	1,000	1,103,775
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,665	1,871,732

		10,563,378

Utilities — 11.4%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,249	2,389,639
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,010	2,143,183
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	$405	$411,620
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,057,621
Restructuring, Series A, 5.00%, 12/15/35	1,000	1,133,185

Security	Par (000)	Value

Utilities (continued)
Restructuring, Series B, 4.00%, 12/15/35	$280	$293,657

		10,428,905

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.9% (Cost — $38,458,842)		39,381,898

Total Long-Term Investments — 166.7% (Cost — $148,463,961)		153,091,896

	Shares

Short-Term Securities — 0.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.51%(f)(g)	857,173	857,173

Total Short-Term Securities — 0.9% (Cost — $857,173)		857,173

Total Investments — 167.6% (Cost — $149,321,134)		153,949,069

Other Assets Less Liabilities — 0.0%		39,825

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7)%		(21,772,997)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.9)%		(40,357,420)

Net Assets Applicable to Common Shares — 100.0%		$91,858,477

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire February 15, 2019, is $1,482,731.

(f)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE)

(g)

During the period ended November 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	857,173	857,173	$857,173	$1,080	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	673,097	(673,097)	—	—	1,449	—	—

				$857,173	$2,529	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	16	03/20/19	$1,911	$(4,941)
Long U.S. Treasury Bond	30	03/20/19	4,197	(17,671)
5-Year U.S. Treasury Note	17	03/29/19	1,920	(2,049)

				$(24,661)

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$153,091,896	$—	$153,091,896
Short-Term Securities	857,173	—	—	857,173

	$857,173	$153,091,896	$—	$153,949,069

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(24,661)	$—	$—	$(24,661)

(a)	See above Schedule of Investments for values in sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(21,702,203)	$—	$(21,702,203)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(62,202,203)	$—	$(62,202,203)

During the period ended November 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

  Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

  Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

  Date: January 18, 2019